Related Party Transactions (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Convertible Note		$ 1,296,000	$ 54,000
Less: Unamortized debt discount	$ (336,880)	(1,099,923)	0
Convertible notes, net of discount	63,120	196,077	54,000
Less: Current portion	(63,120)	(196,077)	(54,000)
Long term Portion	0	0	$ 0
Principal Amount		54,000
Convertible notes - related parties [Member]
Total Convertible Note	2,576,693	576,693
Less: Unamortized debt discount	(729,143)	0
Convertible notes, net of discount	1,847,550	576,693
Less: Current portion	(1,847,550)	(576,693)
Long term Portion	0	0
December 1, 2024 [Member]
Total Convertible Note	576,693	576,693
Principal Amount	$ 576,693
Interest Rate	10.00%
Effective interest rate	0.00%
Maturity Date	December 31, 2025
February 2025 [Member]
Total Convertible Note	$ 2,000,000	$ 0
Principal Amount	$ 2,000,000
Interest Rate	10.00%
Effective interest rate	128.00%
Maturity Date	February 28, 2026